TRADE RECEIVABLES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

5.	TRADE RECEIVABLES AND OTHER CURRENT ASSETS

The breakdown of the items presented under this heading at June 30,2021 and December 31, 2020 is as follows:

	06/30/2021	12/31/2020
Trade receivables:
Other receivables from the Codere Group companies (Note 11)	360	936
Impairment of trade receivables	(6)	(101)
Other current assets:
Current tax asset (VAT)	171	319
Prepayments	532	254
Other receivables	116	238
Total	1,173	1,646

The movement in the allowance for impairment of accounts receivable as of June 30, 2021 and December 31, 2020 is as follows:

Expected credit loss as of 12/31/2019	30
Additions	71
Reversal	—
Expected credit loss as of 12/31/2020	101
Additions	—
Reversal	(95)
Expected credit loss as of 06/30/2021	6

Codere Online Business [Member]
Reserve Quantities [Line Items]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

8.	TRADE RECEIVABLES AND OTHER CURRENT ASSETS

The breakdown of the items presented under this heading at December 31, 2020, 2019 and January 1, 2019 is as follows:

	12/31/2020	12/31/2019	01/01/2019
Trade receivables:
Other receivables from the Codere Group companies (Note 15)	936	29,216	26,738
Impairment of trade receivables	(101)	(30)	(53)

Other current assets:
Current tax asset (VAT)	319	117	8
Prepayments	254	231	808
Other receivables	238	198	281
Total	1,646	29,732	27,782

At December 31, 2020, the Group signed to an agreement to settle some of its debts with Codere Group companies. This agreement resulted in the Group netting certain historical trade receivable, trade payable and other borrowings balances. The most significant was one affecting the trade receivable balance from Codere Apuestas S.A.U. amounting to €25.4 million.

The carrying amounts of the Group’s trade receivables and other current assets are denominated in the following currencies:

Currency	12/31/2020	12/31/2019	01/01/2019
EUR	1,584	29,622	27,763
GIP	3	3	—
ILS	59	107	19
Total	1,646	29,732	27,782

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. The Group does not hold any collateral as security.

The movement in the allowance for impairment of accounts receivable as of December 31, 2020, 2019 and January 1,2019 is as follows:

Expected credit loss as of 01/01/2019	53
Additions	—
Reversal	(23)
Expected credit loss as of 12/31/2019	30
Additions	71
Reversal	—
Expected credit loss as of 12/31/2020	101